Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended	29 Months Ended	43 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000243995
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AHLT
C000247981
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MGNR
C000257150
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CPII
Without Sales Load [Member] | C000243995
Average Annual Return [Line Items]
Average Annual Return, Percent	17.40%		9.26%
Without Sales Load [Member] | C000247981
Average Annual Return [Line Items]
Average Annual Return, Percent	58.13%	41.83%
Without Sales Load [Member] | C000257150
Average Annual Return [Line Items]
Average Annual Return, Percent	1.96% [1]			3.47%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	16.35%		21.22%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	16.35%	19.95%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.85%			3.33%
AMERICAN BEACON INDEX: S&P Global Natural Resources Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index
Average Annual Return, Percent	35.50%	18.32%

[1]	The return for the period May 1, 2025 to January 31, 2026 was 0.94%.